Goodwill - Goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Impairments	€ 0	€ (8)	€ (1,357)
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets and goodwill at beginning of period	9,876	10,238
Acquisitions		24
Impairments		(8)
Divestments and transfers to assets classified as held for sale	(22)	(8)
Translation differences and other	528	(370)
Total change	507	(362)
Intangible assets and goodwill at end of period	10,383	9,876	10,238
Cost | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets and goodwill at beginning of period	12,133	12,747
Intangible assets and goodwill at end of period	12,777	12,133	12,747
Impairments | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets and goodwill at beginning of period	(2,256)	(2,509)
Intangible assets and goodwill at end of period	€ (2,394)	€ (2,256)	€ (2,509)